UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

	Tiedemann Deep Value ETF
	Schedule of Investments
	November 30, 2015 (Unaudited)
Shares		Value
	COMMON STOCKS - 90.9%
	Consumer Discretionary - 10.7%
204,479	Best Buy Company, Inc.	$6,498,343
235,874	Gap, Inc.	6,304,912
256,875	Goodyear Tire & Rubber Company	8,959,800
		21,763,055
	Energy - 13.0%
199,936	Exxon Mobil Corporation	16,326,774
170,502	Helmerich & Payne, Inc.	9,931,741
		26,258,515
	Financials - 12.3%
196,870	Bank of New York Mellon Corporation	8,630,781
193,595	Franklin Resources, Inc.	8,115,502
110,119	Northern Trust Corporation	8,252,318
		24,998,601
	Industrials - 19.7%
517,636	CSX Corporation	14,716,392
137,131	Eaton Corp plc	7,975,539
150,535	PACCAR, Inc.	7,821,799
432,529	Pitney Bowes, Inc.	9,342,626
		39,856,356
	Information Technology - 11.5%
732,962	Symantec Corporation	14,351,396
844,348	Xerox Corporation	8,907,871
		23,259,267
	Materials - 19.9%
1,504,212	Alcoa, Inc.	14,079,424
182,853	International Paper Company	7,648,741
552,977	Newmont Mining Corporation	10,180,307
79,868	PPG Industries, Inc.	8,445,242
		40,353,714
	Telecommunication Services - 3.8%
284,686	CenturyLink, Inc.	7,666,594
	TOTAL COMMON STOCKS (Cost $181,712,113)	184,156,102

	REAL ESTATE INVESTMENST TRUSTS - 8.5%
534,946	Weyerhaeuser Company	17,209,213
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $15,115,808)	17,209,213

	SHORT-TERM INVESTMENTS - 0.2%
	Money Market Funds - 0.2%
363,260	Short Term Investment Trust Liquid Assets Portfolio, 0.17%*	363,260
	TOTAL SHORT-TERM INVESTMENTS (Cost $363,260)	363,260

	TOTAL INVESTMENTS - 99.6%
	(Cost $197,191,181)	201,728,575
	Other Assets in Excess of Liabilities - 0.4%	735,660
	NET ASSETS - 100.0%	$202,464,235

Percentages are stated as a percent of net assets.
*	Rate shown is the annualized seven-day yield as of November 30,2015

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the
Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows+:

Tiedemann Deep Value ETF
Cost of investments	$197,644,774
Gross unrealized appreciation	11,335,307
Gross unrealized depreciation	(7,251,506)
Net unrealized appreciation	$4,083,801

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at November 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$184,156,102	$-	$-	$184,156,102
Real Estate Investment Trusts	17,209,213	-	-	17,209,213
Short-term Investments	363,260	-	-	363,260
Total Investments in Securities	$201,728,575	$-	$-	$201,728,575

^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)     /s/ Paul R. Fearday
Paul R. Fearday, President

Date         January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, President

Date         January 25, 2016

By (Signature and Title)*   /s/ Kristen M. Weitzel
Kristen M Weitzel, Treasurer

Date         January 26, 2016

* Print the name and title of each signing officer under his or her signature.